                                                Filed Pursuant to Rule 497(j)
                                                Registration File No.: 333-53546



                 MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
                           1221 Avenue of the Americas
                            New York, New York 10020




                                                              November 4, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley International Value Equity Fund
     File Number 333-53546


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 28, 2002.

                                                Very truly yours,

                                           /s/  Bennett MacDougall
                                                ------------------
                                                Bennett MacDougall
                                                Senior Staff Attorney